Goodwill and intangible assets - Changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill, at cost	$ 11,152
Goodwill at the opening balance	10,825	$ 10,764
Goodwill acquired during the year	92	92	$ 1,472
Goodwill allocated to disposals		(18)
Impairment of goodwill	(311)	0	0
Exchange rate differences and other	244	(13)
Goodwill at the closing balance	10,850	10,825	10,764
Electrification
Goodwill
Goodwill at the opening balance	4,372	4,276
Goodwill acquired during the year	71	92
Goodwill allocated to disposals		(18)
Exchange rate differences and other	84	22
Goodwill at the closing balance	4,527	4,372	4,276
Industrial Automation
Goodwill
Goodwill at the opening balance	1,615	1,616
Exchange rate differences and other	24	(1)
Goodwill at the closing balance	1,639	1,615	1,616
Motion
Goodwill
Goodwill at the opening balance	2,436	2,441
Exchange rate differences and other	20	(5)
Goodwill at the closing balance	2,456	2,436	2,441
Robotics & Discrete Automation
Goodwill
Goodwill at the opening balance	2,381	2,410
Goodwill acquired during the year	21
Impairment of goodwill	(290)
Exchange rate differences and other	116	(29)
Goodwill at the closing balance	2,228	2,381	2,410
Accumulated impairment charges	(302)
Corporate and Other
Goodwill
Goodwill at the opening balance	21	21
Impairment of goodwill	(21)
Goodwill at the closing balance	0	$ 21	$ 21
Machine Automation [Member]
Goodwill
Impairment of goodwill	(290)
Goodwill at the closing balance	$ 554